Cover	Feb. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-35638
Entity Registrant Name	WSFS Financial Corporation
Entity Central Index Key	0000828944
Entity Tax Identification Number	22-2866913
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Delaware Ave
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	792-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WSFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable